High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (0.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (0.0%)
iHeartMedia, Inc. *	22,266	87

Total		87

Consumer, Non-cyclical (0.1%)
Mallinckrodt PLC *	41,210	300

Total		300

Energy (0.3%)
Superior Energy Services, Inc. *,Æ	35,182	2,322

Total		2,322

Total Common Stocks (Cost: $1,889)		2,709

Corporate Bonds (95.0%)
Basic Materials (3.2%)
Ashland LLC 3.375%, 9/1/31 144A	825,000	674
Axalta Coating Systems LLC 3.375%, 2/15/29 144A	875,000	750
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding 4.750%, 6/15/27 144A	600,000	570
Cheever Escrow Issuer LLC 7.125%, 10/1/27 144A	875,000	822
Cleveland-Cliffs, Inc.
4.625%, 3/1/29 144A	1,525,000	1,399
4.875%, 3/1/31 144A	425,000	386
Coeur Mining, Inc. 5.125%, 2/15/29 144A	1,750,000	1,483
Compass Minerals International, Inc.
4.875%, 7/15/24 144A	1,400,000	1,330
6.750%, 12/1/27 144A	400,000	381
Diamond BC BV 4.625%, 10/1/29 144A	3,825,000	3,727
Element Solutions, Inc. 3.875%, 9/1/28 144A	1,650,000	1,448
H.B. Fuller Co. 4.250%, 10/15/28	525,000	466
Herens Holdco SARL 4.750%, 5/15/28 144A	3,350,000	2,697
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 7/1/28 144A	725,000	643
Olympus Water US Holding Corp.
4.250%, 10/1/28 144A	1,500,000	1,241
6.250%, 10/1/29 144A	1,800,000	1,332
Polar US Borrower LLC 6.750%, 5/15/26 144A	1,925,000	990
SPCM SA 3.375%, 3/15/30 144A	425,000	351
WR Grace Holdings LLC
4.875%, 6/15/27 144A	675,000	651
5.625%, 8/15/29 144A	1,200,000	1,017

Corporate Bonds (95.0%)	Shares/ Par +	Value $ (000’s)
Basic Materials continued
7.375%, 3/1/31 144A	325,000	326

Total		22,684

Communications (15.2%)
Audacy Capital Corp.
6.500%, 5/1/27 144A	2,250,000	162
6.750%, 3/31/29 144A	1,650,000	117
Cars.com, Inc. 6.375%, 11/1/28 144A	2,125,000	2,008
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	325,000	266
4.250%, 1/15/34 144A	1,200,000	939
4.500%, 8/15/30 144A	1,500,000	1,267
4.500%, 5/1/32	1,050,000	859
4.500%, 6/1/33 144A	1,175,000	946
4.750%, 3/1/30 144A	3,400,000	2,946
4.750%, 2/1/32 144A	450,000	378
5.000%, 2/1/28 144A	2,000,000	1,845
5.125%, 5/1/27 144A	2,975,000	2,811
5.375%, 6/1/29 144A	1,350,000	1,240
5.500%, 5/1/26 144A	275,000	267
Ciena Corp. 4.000%, 1/31/30 144A	325,000	283
CSC Holdings LLC
3.375%, 2/15/31 144A	825,000	571
4.125%, 12/1/30 144A	950,000	682
4.500%, 11/15/31 144A	2,750,000	1,983
4.625%, 12/1/30 144A	1,650,000	814
5.250%, 6/1/24	1,075,000	1,037
5.500%, 4/15/27 144A	1,675,000	1,411
5.750%, 1/15/30 144A	4,200,000	2,211
6.500%, 2/1/29 144A	1,450,000	1,204
7.500%, 4/1/28 144A	1,925,000	1,227
Cumulus Media New Holdings, Inc. 6.750%, 7/1/26 144A	1,501,000	1,141
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 8/15/26 144A j	675,000	37
6.625%, 8/15/27 144A j	1,900,000	24
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.875%, 8/15/27 144A	1,500,000	1,359
DISH DBS Corp.
5.125%, 6/1/29	2,950,000	1,571
5.750%, 12/1/28 144A	1,100,000	821
7.375%, 7/1/28	750,000	428
7.750%, 7/1/26	1,350,000	891
DISH Network Corp. 11.750%, 11/15/27 144A	1,600,000	1,552
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/1/27 144A	1,625,000	1,581
Gray Escrow II, Inc. 5.375%, 11/15/31 144A	1,175,000	780

High Yield Bond Portfolio

Corporate Bonds (95.0%)	Shares/ Par +	Value $ (000’s)
Communications continued
Gray Television, Inc.
4.750%, 10/15/30 144A	525,000	348
5.875%, 7/15/26 144A	2,575,000	2,227
7.000%, 5/15/27 144A	750,000	628
iHeartCommunications, Inc.
4.750%, 1/15/28 144A	425,000	336
5.250%, 8/15/27 144A	1,075,000	879
6.375%, 5/1/26	375,901	332
8.375%, 5/1/27	5,078,194	3,694
Intelsat Jackson Holdings SA - Series B - Contingent Value Rights *,Æ	2,774	17
Intelsat Jackson Holdings SA Escrow
5.500%, 8/1/23 *,Æ	1,525,000	–
8.500%, 10/15/24 *,Æ	800,000	–
9.750%, 7/15/25 *,Æ	475,000	–
Lamar Media Corp.
3.625%, 1/15/31	425,000	365
4.000%, 2/15/30	100,000	89
4.875%, 1/15/29	675,000	635
Logan Merger Sub, Inc. 5.500%, 9/1/27 144A	2,875,000	1,471
Match Group, Inc.
4.125%, 8/1/30 144A	2,175,000	1,873
4.625%, 6/1/28 144A	1,450,000	1,347
5.000%, 12/15/27 144A	525,000	497
Midas OpCo Holdings LLC 5.625%, 8/15/29 144A	5,350,000	4,692
Millennium Escrow Corp. 6.625%, 8/1/26 144A	1,425,000	926
Nexstar Broadcasting, Inc.
4.750%, 11/1/28 144A	1,850,000	1,645
5.625%, 7/15/27 144A	3,225,000	2,980
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 1/15/29 144A	1,150,000	954
4.625%, 3/15/30 144A	1,100,000	917
Scripps Escrow II, Inc.
3.875%, 1/15/29 144A	350,000	275
5.375%, 1/15/31 144A	750,000	516
Scripps Escrow, Inc. 5.875%, 7/15/27 144A	1,425,000	1,050
Sinclair Television Group, Inc.
4.125%, 12/1/30 144A	150,000	121
5.125%, 2/15/27 144A	2,625,000	2,297
5.500%, 3/1/30 144A	1,175,000	934
Sirius XM Radio, Inc.
3.125%, 9/1/26 144A	1,075,000	970
3.875%, 9/1/31 144A	3,025,000	2,352
4.000%, 7/15/28 144A	725,000	623
4.125%, 7/1/30 144A	1,775,000	1,451
5.500%, 7/1/29 144A	925,000	842
Sprint Corp. 7.625%, 2/15/25	700,000	726
TEGNA, Inc.
4.625%, 3/15/28	600,000	523
5.000%, 9/15/29	3,375,000	2,917
Telenet Finance Luxembourg Notes SARL 5.500%, 3/1/28 144A	4,400,000	4,048
Terrier Media Buyer, Inc. 8.875%, 12/15/27 144A	5,025,000	3,799

Corporate Bonds (95.0%)	Shares/ Par +	Value $ (000’s)
Communications continued
T-Mobile USA, Inc.
2.250%, 2/15/26	1,500,000	1,395
3.375%, 4/15/29	525,000	479
Univision Communications, Inc.
4.500%, 5/1/29 144A	1,400,000	1,176
7.375%, 6/30/30 144A	1,025,000	969
UPC Broadband Finco BV 4.875%, 7/15/31 144A	3,450,000	2,983
Urban One, Inc. 7.375%, 2/1/28 144A	2,175,000	1,976
Viavi Solutions, Inc. 3.750%, 10/1/29 144A	350,000	299
Virgin Media Finance PLC 5.000%, 7/15/30 144A	2,700,000	2,232
Virgin Media Secured Finance PLC 5.500%, 5/15/29 144A	475,000	442
Virgin Media Vendor Financing Notes IV 5.000%, 7/15/28 144A	2,050,000	1,822
VMED O2 UK Financing I PLC
4.250%, 1/31/31 144A	875,000	744
4.750%, 7/15/31 144A	1,475,000	1,264
VZ Secured Financing BV 5.000%, 1/15/32 144A	1,225,000	999
Ziggo Bond Co. BV
5.125%, 2/28/30 144A	575,000	462
6.000%, 1/15/27 144A	3,050,000	2,814
Ziggo BV 4.875%, 1/15/30 144A	200,000	171

Total		108,182

Consumer, Cyclical (17.0%)
1011778 BC ULC / New Red Finance, Inc.
3.500%, 2/15/29 144A	525,000	470
3.875%, 1/15/28 144A	1,125,000	1,046
4.000%, 10/15/30 144A	5,775,000	4,952
4.375%, 1/15/28 144A	1,175,000	1,085
Academy, Ltd. 6.000%, 11/15/27 144A	1,500,000	1,463
Adient Global Holdings, Ltd.
4.875%, 8/15/26 144A	3,300,000	3,180
7.000%, 4/15/28 144A	350,000	360
8.250%, 4/15/31 144A	350,000	360
Affinity Gaming 6.875%, 12/15/27 144A	2,450,000	2,185
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.
5.500%, 4/20/26 144A	1,150,000	1,132
5.750%, 4/20/29 144A	375,000	360
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 144A	275,000	235
4.000%, 1/15/28 144A	1,350,000	1,229
Aramark Services, Inc.
5.000%, 2/1/28 144A	225,000	213
6.375%, 5/1/25 144A	2,525,000	2,544
Asbury Automotive Group, Inc.
4.625%, 11/15/29 144A	1,850,000	1,656
5.000%, 2/15/32 144A	450,000	394
BCPE Empire Holdings, Inc. 7.625%, 5/1/27 144A	4,850,000	4,432

High Yield Bond Portfolio

Corporate Bonds (95.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Boyd Gaming Corp.
4.750%, 12/1/27	1,650,000	1,583
4.750%, 6/15/31 144A	575,000	522
Caesars Entertainment, Inc.
4.625%, 10/15/29 144A	825,000	721
5.750%, 7/1/25 144A	1,750,000	1,750
6.250%, 7/1/25 144A	2,175,000	2,175
7.000%, 2/15/30 144A	275,000	280
8.125%, 7/1/27 144A	2,325,000	2,372
CCM Merger, Inc. 6.375%, 5/1/26 144A	425,000	415
Clarios Global LP 6.750%, 5/15/25 144A	135,000	136
Clarios Global LP / Clarios US Finance Co.
6.250%, 5/15/26 144A	270,000	269
8.500%, 5/15/27 144A	7,550,000	7,578
Dana Financing Luxembourg SARL 5.750%, 4/15/25 144A	650,000	641
Dana, Inc.
4.500%, 2/15/32	675,000	533
5.375%, 11/15/27	150,000	140
5.625%, 6/15/28	175,000	164
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/29 144A	3,625,000	2,446
Ford Motor Credit Co. LLC
2.700%, 8/10/26	725,000	645
3.375%, 11/13/25	3,250,000	3,046
4.000%, 11/13/30	1,975,000	1,678
4.063%, 11/1/24	1,700,000	1,642
4.125%, 8/17/27	1,350,000	1,237
4.271%, 1/9/27	1,675,000	1,560
4.389%, 1/8/26	2,725,000	2,585
5.113%, 5/3/29	2,950,000	2,769
5.125%, 6/16/25	2,250,000	2,202
Foundation Building Materials, Inc. 6.000%, 3/1/29 144A	3,300,000	2,616
The Gap, Inc.
3.625%, 10/1/29 144A	1,050,000	749
3.875%, 10/1/31 144A	475,000	330
GYP Holdings III Corp. 4.625%, 5/1/29 144A	2,475,000	2,116
H&E Equipment Services, Inc.
3.875%, 12/15/28 144A	2,775,000	2,432
Hilton Domestic Operating Co., Inc.
3.625%, 2/15/32 144A	700,000	591
3.750%, 5/1/29 144A	1,150,000	1,029
4.875%, 1/15/30	500,000	479
5.750%, 5/1/28 144A	800,000	800
IHO Verwaltungs GmbH
4.750%, 9/15/26 144A	2,375,000	2,115
6.000%, 5/15/27 144A	1,650,000	1,511
6.375%, 5/15/29 144A	1,825,000	1,608
Interface, Inc. 5.500%, 12/1/28 144A	1,000,000	806
KAR Auction Services, Inc. 5.125%, 6/1/25 144A	528,000	521
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.750%, 6/1/27 144A	550,000	534

Corporate Bonds (95.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Kontoor Brands, Inc. 4.125%, 11/15/29 144A	450,000	386
Midwest Gaming Borrower LLC 4.875%, 5/1/29 144A	1,275,000	1,108
Mohegan Gaming & Entertainment 8.000%, 2/1/26 144A	4,050,000	3,706
Penn National Gaming, Inc.
4.125%, 7/1/29 144A	1,175,000	980
5.625%, 1/15/27 144A	250,000	235
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875%, 11/1/26 144A	575,000	535
Real Hero Merger Sub 2, Inc. 6.250%, 2/1/29 144A	3,700,000	2,736
Ritchie Bros Auctioneers, Inc.
6.750%, 3/15/28 144A	400,000	412
7.750%, 3/15/31 144A	400,000	419
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. 6.625%, 3/1/30 144A	1,875,000	1,657
Scientific Games International, Inc.
7.250%, 11/15/29 144A	1,250,000	1,252
8.625%, 7/1/25 144A	1,925,000	1,971
SeaWorld Parks & Entertainment, Inc. 5.250%, 8/15/29 144A	2,675,000	2,415
Six Flags Entertainment Corp. 5.500%, 4/15/27 144A	475,000	460
SRS Distribution, Inc.
6.000%, 12/1/29 144A	2,675,000	2,209
6.125%, 7/1/29 144A	3,350,000	2,826
Station Casinos LLC
4.500%, 2/15/28 144A	2,000,000	1,805
4.625%, 12/1/31 144A	1,300,000	1,098
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000%, 6/1/31 144A	2,525,000	2,206
5.875%, 3/1/27	900,000	873
White Cap Buyer LLC 6.875%, 10/15/28 144A	1,825,000	1,583
White Cap Parent LLC 8.250%, 3/15/26 144A	1,650,000	1,500
The William Carter Co. 5.625%, 3/15/27 144A	400,000	389
WMG Acquisition Corp.
3.750%, 12/1/29 144A	800,000	709
3.875%, 7/15/30 144A	325,000	285
Yum! Brands, Inc.
4.625%, 1/31/32	1,625,000	1,511
4.750%, 1/15/30 144A	725,000	693
5.375%, 4/1/32	625,000	605

Total		121,186

Consumer, Non-cyclical (13.8%)
AdaptHealth LLC
4.625%, 8/1/29 144A	1,450,000	1,207
5.125%, 3/1/30 144A	1,425,000	1,209
AHP Health Partners, Inc. 5.750%, 7/15/29 144A	1,025,000	861

High Yield Bond Portfolio

Corporate Bonds (95.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC
3.250%, 3/15/26 144A	350,000	329
3.500%, 3/15/29 144A	2,050,000	1,784
4.875%, 2/15/30 144A	450,000	420
5.875%, 2/15/28 144A	700,000	696
6.500%, 2/15/28 144A	1,200,000	1,203
7.500%, 3/15/26 144A	625,000	641
Allied Universal Holdco LLC
6.000%, 6/1/29 144A	2,225,000	1,661
6.625%, 7/15/26 144A	1,425,000	1,369
9.750%, 7/15/27 144A	5,050,000	4,501
Avantor Funding, Inc.
3.875%, 11/1/29 144A	1,825,000	1,633
4.625%, 7/15/28 144A	2,350,000	2,227
Bausch Health Cos., Inc.
4.875%, 6/1/28 144A	350,000	207
5.000%, 1/30/28 144A	1,200,000	456
5.000%, 2/15/29 144A	625,000	245
5.250%, 1/30/30 144A	1,900,000	709
5.250%, 2/15/31 144A	625,000	242
5.750%, 8/15/27 144A	775,000	482
6.125%, 2/1/27 144A	300,000	194
6.250%, 2/15/29 144A	1,775,000	709
7.250%, 5/30/29 144A	2,200,000	830
8.500%, 1/31/27 144A	1,450,000	662
Bellring Brands, Inc. 7.000%, 3/15/30 144A	1,850,000	1,874
Catalent Pharma Solutions, Inc. 3.500%, 4/1/30 144A	700,000	615
Centene Corp.
3.375%, 2/15/30	625,000	545
4.250%, 12/15/27	1,900,000	1,831
4.625%, 12/15/29	2,425,000	2,280
CHS / Community Health Systems, Inc.
5.250%, 5/15/30 144A	1,000,000	784
5.625%, 3/15/27 144A	750,000	658
6.000%, 1/15/29 144A	225,000	190
6.125%, 4/1/30 144A	1,275,000	768
6.875%, 4/15/29 144A	2,825,000	1,749
8.000%, 3/15/26 144A	1,125,000	1,087
Edgewell Personal Care Co.
4.125%, 4/1/29 144A	1,000,000	876
5.500%, 6/1/28 144A	875,000	838
Embecta Corp.
5.000%, 2/15/30 144A	525,000	452
6.750%, 2/15/30 144A	1,850,000	1,684
Garda World Security Corp.
4.625%, 2/15/27 144A	875,000	785
6.000%, 6/1/29 144A	2,375,000	1,888
7.750%, 2/15/28 144A	600,000	591
Garden Spinco Corp. 8.625%, 7/20/30 144A	675,000	721
Gartner, Inc.
3.750%, 10/1/30 144A	550,000	494
4.500%, 7/1/28 144A	250,000	237
Global Medical Response, Inc. 6.500%, 10/1/25 144A	2,225,000	1,624
Grifols Escrow Issuer SA 4.750%, 10/15/28 144A	2,950,000	2,419

Corporate Bonds (95.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
GW B-CR Security Corp. 9.500%, 11/1/27 144A	4,969,000	4,714
HCA, Inc.
5.375%, 2/1/25	1,250,000	1,251
5.875%, 2/15/26	1,050,000	1,066
HealthEquity, Inc. 4.500%, 10/1/29 144A	2,175,000	1,932
IQVIA, Inc.
5.000%, 10/15/26 144A	1,375,000	1,344
5.000%, 5/15/27 144A	750,000	737
Jazz Securities DAC 4.375%, 1/15/29 144A	1,825,000	1,679
LifePoint Health, Inc.
4.375%, 2/15/27 144A	625,000	511
5.375%, 1/15/29 144A	150,000	92
6.750%, 4/15/25 144A	825,000	783
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 10.000%, 6/15/29 144A	401,286	219
MEDNAX, Inc. 5.375%, 2/15/30 144A	1,125,000	1,018
Mozart Debt Merger Sub, Inc.
3.875%, 4/1/29 144A	1,625,000	1,410
5.250%, 10/1/29 144A	6,750,000	5,856
MPH Acquisition Holdings LLC
5.500%, 9/1/28 144A	900,000	716
5.750%, 11/1/28 144A	1,125,000	809
Organon Finance 1 LLC
4.125%, 4/30/28 144A	425,000	388
5.125%, 4/30/31 144A	1,800,000	1,598
Performance Food Group, Inc. 4.250%, 8/1/29 144A	1,425,000	1,280
5.500%, 10/15/27 144A	725,000	709
Post Holdings, Inc.
5.500%, 12/15/29 144A	900,000	848
5.625%, 1/15/28 144A	975,000	956
5.750%, 3/1/27 144A	1,405,000	1,371
Prestige Brands, Inc. 3.750%, 4/1/31 144A	650,000	551
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.750%, 12/1/26 144A	1,425,000	1,153
Signal Parent, Inc. 6.125%, 4/1/29 144A	1,950,000	780
Syneos Health, Inc. 3.625%, 1/15/29 144A	925,000	760
Team Health Holdings, Inc. 6.375%, 2/1/25 144A	500,000	301
Teleflex, Inc.
4.250%, 6/1/28 144A	250,000	238
4.625%, 11/15/27	450,000	440
Tenet Healthcare Corp.
4.250%, 6/1/29	225,000	204
4.625%, 7/15/24	576,000	568
4.625%, 6/15/28	125,000	115
4.875%, 1/1/26	1,525,000	1,495
5.125%, 11/1/27	1,800,000	1,728
6.125%, 10/1/28	2,450,000	2,348
6.125%, 6/15/30 144A	775,000	765
6.250%, 2/1/27	1,125,000	1,106

High Yield Bond Portfolio

Corporate Bonds (95.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
United Rentals North America, Inc.
4.875%, 1/15/28	1,225,000	1,171
5.250%, 1/15/30	425,000	409
5.500%, 5/15/27	400,000	396
US Foods, Inc.
4.625%, 6/1/30 144A	700,000	631
4.750%, 2/15/29 144A	1,500,000	1,386
6.250%, 4/15/25 144A	225,000	227
ZipRecruiter, Inc. 5.000%, 1/15/30 144A	975,000	834

Total		98,360

Diversified (0.1%)
Stena International SA 6.125%, 2/1/25 144A	1,325,000	1,273

Total		1,273

Energy (13.1%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 6/15/29 144A	2,200,000	2,071
5.750%, 3/1/27 144A	2,375,000	2,320
5.750%, 1/15/28 144A	2,600,000	2,496
7.875%, 5/15/26 144A	1,000,000	1,018
Antero Resources Corp.
5.375%, 3/1/30 144A	925,000	860
7.625%, 2/1/29 144A	244,000	249
Archrock Partners LP
6.250%, 4/1/28 144A	1,975,000	1,896
6.875%, 4/1/27 144A	3,275,000	3,214
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, 6/30/29 144A	600,000	530
7.000%, 11/1/26 144A	1,375,000	1,329
8.250%, 12/31/28 144A	575,000	556
9.000%, 11/1/27 144A	414,000	503
Berry Petroleum Co. LLC 7.000%, 2/15/26 144A	875,000	821
Callon Petroleum Co.
6.375%, 7/1/26	900,000	855
7.500%, 6/15/30 144A	250,000	235
8.250%, 7/15/25	425,000	422
Centennial Resource Production LLC
5.375%, 1/15/26 144A	825,000	782
6.875%, 4/1/27 144A	1,725,000	1,688
Cheniere Energy Partners LP
3.250%, 1/31/32	550,000	454
4.000%, 3/1/31	1,500,000	1,335
4.500%, 10/1/29	1,150,000	1,068
Cheniere Energy, Inc. 4.625%, 10/15/28	975,000	927
Chesapeake Energy Corp. 5.875%, 2/1/29 144A	225,000	214
Chesapeake Energy Corp. Escrow 7.000%, 10/1/24 *	1,000,000	16
CNX Midstream Partners LP 4.750%, 4/15/30 144A	1,525,000	1,312
Comstock Resources, Inc.
5.875%, 1/15/30 144A	475,000	408
6.750%, 3/1/29 144A	2,400,000	2,196

Corporate Bonds (95.0%)	Shares/ Par +	Value $ (000’s)
Energy continued
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
7.375%, 2/1/31 144A	750,000	750
8.000%, 4/1/29 144A	1,825,000	1,862
CrownRock LP / CrownRock Finance, Inc.
5.000%, 5/1/29 144A	325,000	303
5.625%, 10/15/25 144A	3,025,000	2,965
DT Midstream, Inc. 4.375%, 6/15/31 144A	1,450,000	1,263
Endeavor Energy Resources LP / EER Finance, Inc. 5.750%, 1/30/28 144A	850,000	844
Enviva Partners LP / Enviva Partners Finance Corp. 6.500%, 1/15/26 144A	4,275,000	3,890
EQM Midstream Partners LP
4.500%, 1/15/29 144A	1,050,000	893
4.750%, 1/15/31 144A	1,325,000	1,100
5.500%, 7/15/28	1,925,000	1,748
6.000%, 7/1/25 144A	331,000	327
6.500%, 7/1/27 144A	1,825,000	1,769
6.500%, 7/15/48	1,025,000	792
7.500%, 6/1/27 144A	975,000	979
Hess Midstream Operations LP
4.250%, 2/15/30 144A	625,000	558
5.500%, 10/15/30 144A	475,000	442
Hess Midstream Partners LP 5.125%, 6/15/28 144A	1,300,000	1,234
Holly Energy Partners LP / Holly Energy Finance Corp.
5.000%, 2/1/28 144A	1,725,000	1,610
6.375%, 4/15/27 144A	425,000	420
Nabors Industries, Ltd.
7.250%, 1/15/26 144A	1,200,000	1,145
7.375%, 5/15/27 144A	225,000	220
7.500%, 1/15/28 144A	950,000	877
NuStar Logistics LP 5.625%, 4/28/27	1,050,000	994
Oasis Petroleum, Inc. 6.375%, 6/1/26 144A	525,000	520
Occidental Petroleum Corp.
5.875%, 9/1/25	1,225,000	1,235
6.375%, 9/1/28	125,000	129
6.450%, 9/15/36	1,225,000	1,288
6.625%, 9/1/30	1,400,000	1,474
8.875%, 7/15/30	1,600,000	1,861
PDC Energy, Inc.
5.750%, 5/15/26	1,525,000	1,485
6.125%, 9/15/24	213,000	212
Precision Drilling Corp.		144A
6.875%, 1/15/29 144A	375,000	340
7.125%, 1/15/26 144A	1,650,000	1,611
Range Resources Corp.
4.750%, 2/15/30 144A	475,000	433
4.875%, 5/15/25	350,000	343
8.250%, 1/15/29	875,000	922
Rockcliff Energy II LLC 5.500%, 10/15/29 144A	1,025,000	908
SM Energy Co. 5.625%, 6/1/25	1,000,000	970

High Yield Bond Portfolio

Corporate Bonds (95.0%)	Shares/ Par +	Value $ (000’s)
Energy continued
6.500%, 7/15/28	200,000	191
6.625%, 1/15/27	250,000	240
6.750%, 9/15/26	1,100,000	1,079
Southwestern Energy Co.
4.750%, 2/1/32	725,000	640
5.375%, 3/15/30	300,000	282
8.375%, 9/15/28	1,100,000	1,156
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.750%, 4/15/25	1,650,000	1,374
Tap Rock Resources LLC 7.000%, 10/1/26 144A	1,375,000	1,205
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, 1/15/28	1,675,000	1,620
5.500%, 3/1/30	2,250,000	2,199
6.500%, 7/15/27	300,000	306
TerraForm Power Operating LLC
4.750%, 1/15/30 144A	1,725,000	1,547
5.000%, 1/31/28 144A	1,775,000	1,686
TransMontaigne Partners LP / TLP Finance Corp. 6.125%, 2/15/26	1,175,000	1,011
Transocean Titan Financing, Ltd. 8.375%, 2/1/28 144A	100,000	103
Ultra Resources, Inc. Contingent Value Rights *,Æ	1,380	–
USA Compression Finance Corp. 6.875%, 4/1/26	3,550,000	3,450
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 9/1/27	1,475,000	1,409
Western Midstream Operating LP
4.300%, 2/1/30	325,000	296
4.500%, 3/1/28	1,100,000	1,041
4.650%, 7/1/26	175,000	169
5.300%, 3/1/48	2,300,000	1,949

Total		93,444

Financial (9.0%)
AmWINS Group, Inc. 4.875%, 6/30/29 144A	2,575,000	2,279
Ardonagh Midco 2 PLC 11.500%, 1/15/27 144A Þ	3,083,937	2,806
AssuredPartners, Inc.
5.625%, 1/15/29 144A	1,500,000	1,296
7.000%, 8/15/25 144A	3,375,000	3,284
BroadStreet Partners, Inc. 5.875%, 4/15/29 144A	6,075,000	5,138
GTCR AP Finance, Inc. 8.000%, 5/15/27 144A	1,925,000	1,837
HUB International, Ltd.
5.625%, 12/1/29 144A	3,075,000	2,679
7.000%, 5/1/26 144A	9,925,000	9,754
Jones Deslauriers Insurance Management, Inc.
8.500%, 3/15/30 144A	1,425,000	1,477
10.500%, 12/15/30 144A	1,750,000	1,763
Navient Corp. 5.000%, 3/15/27	450,000	396

Corporate Bonds (95.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
5.500%, 3/15/29	1,650,000	1,394
6.750%, 6/25/25	1,175,000	1,142
6.750%, 6/15/26	1,250,000	1,219
NFP Corp.
6.875%, 8/15/28 144A	7,125,000	6,114
7.500%, 10/1/30 144A	1,300,000	1,256
Rocket Mortgage LLC / Rocket Mortgage Co- Issuer, Inc.
2.875%, 10/15/26 144A	1,800,000	1,611
3.625%, 3/1/29 144A	1,475,000	1,266
3.875%, 3/1/31 144A	1,525,000	1,265
4.000%, 10/15/33 144A	1,200,000	953
Ryan Specialty Group LLC 4.375%, 2/1/30 144A	800,000	700
United Shore Financial Services LLC 5.500%, 11/15/25 144A	3,450,000	3,265
United Wholesale Mortgage LLC
5.500%, 4/15/29 144A	1,725,000	1,440
5.750%, 6/15/27 144A	1,250,000	1,112
USIS Merger Sub, Inc. 6.875%, 5/1/25 144A	5,250,000	5,171
VICI Properties LP / VICI Note Co., Inc.
3.500%, 2/15/25 144A	125,000	119
3.875%, 2/15/29 144A	200,000	178
4.250%, 12/1/26 144A	1,125,000	1,050
4.500%, 9/1/26 144A	450,000	423
4.625%, 6/15/25 144A	400,000	387
4.625%, 12/1/29 144A	600,000	546
5.625%, 5/1/24 144A	475,000	471
5.750%, 2/1/27 144A	225,000	221

Total		64,012

Industrial (13.7%)
ARD Finance SA 6.500%, 6/30/27 144A	3,357,214	2,568
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.000%, 9/1/29 144A	2,250,000	1,761
5.250%, 8/15/27 144A	7,100,000	5,598
Ball Corp.
2.875%, 8/15/30	1,575,000	1,312
3.125%, 9/15/31	300,000	248
6.875%, 3/15/28	675,000	699
Berry Global Escrow Corp.
4.875%, 7/15/26 144A	1,125,000	1,097
5.625%, 7/15/27 144A	1,150,000	1,142
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28 144A	1,575,000	1,458
Clearwater Paper Corp.
4.750%, 8/15/28 144A	150,000	135
5.375%, 2/1/25 144A	2,250,000	2,182
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30 144A	7,050,000	6,407
Cornerstone Building Brands, Inc. 6.125%, 1/15/29 144A	900,000	642
CP Atlas Buyer, Inc. 7.000%, 12/1/28 144A	3,500,000	2,599
Crown Americas LLC 5.250%, 4/1/30	400,000	385

High Yield Bond Portfolio

Corporate Bonds (95.0%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Crown Americas LLC / Crown Americas Capital Corp. VI 4.750%, 2/1/26	1,175,000	1,144
Energizer Holdings, Inc.
4.375%, 3/31/29 144A	2,400,000	2,109
4.750%, 6/15/28 144A	900,000	810
6.500%, 12/31/27 144A	1,650,000	1,602
Gates Global LLC / Gates Global Co. 6.250%, 1/15/26 144A	5,050,000	4,962
Graphic Packaging International LLC
3.500%, 3/15/28 144A	425,000	389
3.500%, 3/1/29 144A	450,000	389
3.750%, 2/1/30 144A	175,000	152
4.750%, 7/15/27 144A	500,000	476
II-VI, Inc. 5.000%, 12/15/29 144A	2,100,000	1,906
Koppers, Inc. 6.000%, 2/15/25 144A	3,850,000	3,849
Madison IAQ LLC
4.125%, 6/30/28 144A	250,000	216
5.875%, 6/30/29 144A	4,800,000	3,708
Mauser Packaging Solutions Holding Co.
7.875%, 8/15/26 144A	1,800,000	1,800
9.250%, 4/15/27 144A	2,350,000	2,171
MIWD Holdco II LLC / MIWD Finance Corp. 5.500%, 2/1/30 144A	375,000	317
OI European Group BV 4.750%, 2/15/30 144A	450,000	412
Owens-Brockway Glass Container, Inc.
5.375%, 1/15/25 144A	2,075,000	2,039
5.875%, 8/15/23 144A	271,000	270
6.375%, 8/15/25 144A	1,125,000	1,124
6.625%, 5/13/27 144A	800,000	801
Redwood Star Merger Sub, Inc. 8.750%, 4/1/30 144A	2,450,000	2,113
Sealed Air Corp.
5.000%, 4/15/29 144A	550,000	517
6.125%, 2/1/28 144A	550,000	556
Sensata Technologies BV 5.875%, 9/1/30 144A	1,175,000	1,165
Sensata Technologies, Inc. 3.750%, 2/15/31 144A	225,000	197
Standard Industries, Inc.
3.375%, 1/15/31 144A	725,000	583
4.375%, 7/15/30 144A	1,425,000	1,240
4.750%, 1/15/28 144A	1,325,000	1,238
5.000%, 2/15/27 144A	3,375,000	3,205
TK Elevator Holdco GmbH 7.625%, 7/15/28 144A	1,000,000	864
TK Elevator US Newco, Inc. 5.250%, 7/15/27 144A	2,175,000	2,053
TransDigm UK Holdings PLC 6.875%, 5/15/26	1,775,000	1,748
TransDigm, Inc.
4.625%, 1/15/29	1,950,000	1,734
4.875%, 5/1/29	550,000	487
5.500%, 11/15/27	1,250,000	1,179
6.250%, 3/15/26 144A	3,025,000	3,028
6.375%, 6/15/26	1,850,000	1,808
6.750%, 8/15/28 144A	1,000,000	1,010

Corporate Bonds (95.0%)	Shares/ Par +	Value $ (000’s)
Industrial continued
7.500%, 3/15/27	675,000	673
Trident TPI Holdings, Inc.
6.625%, 11/1/25 144A	2,225,000	2,053
9.250%, 8/1/24 144A	1,575,000	1,559
Trivium Packaging Finance BV
5.500%, 8/15/26 144A	525,000	503
8.500%, 8/15/27 144A	4,550,000	4,140
TTM Technologies, Inc. 4.000%, 3/1/29 144A	950,000	826
Watco Cos. LLC / Watco Finance Corp. 6.500%, 6/15/27 144A	2,150,000	2,015
WESCO Distribution, Inc.
7.125%, 6/15/25 144A	975,000	991
7.250%, 6/15/28 144A	1,075,000	1,104

Total		97,468

Technology (7.5%)
AMG AG 7.000%, 7/31/25 144A	1,050,000	985
Black Knight InfoServ LLC 3.625%, 9/1/28 144A	1,225,000	1,113
Booz Allen Hamilton, Inc. 3.875%, 9/1/28 144A	400,000	365
Boxer Parent Co., Inc. 9.125%, 3/1/26 144A	2,000,000	1,940
Central Parent, Inc. / Central Merger Sub, Inc. 7.250%, 6/15/29 144A	2,175,000	2,138
Clarivate Science Holdings Corp.
3.875%, 7/1/28 144A	350,000	312
4.875%, 7/1/29 144A	1,975,000	1,786
Condor Merger Sub, Inc. 7.375%, 2/15/30 144A	6,325,000	5,304
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 144A	725,000	630
6.500%, 10/15/28 144A	2,225,000	1,845
The Dun & Bradstreet Corp. 5.000%, 12/15/29 144A	1,175,000	1,017
Elastic NV 4.125%, 7/15/29 144A	2,500,000	2,134
Entegris Escrow Corp. 5.950%, 6/15/30 144A	1,150,000	1,115
Entegris, Inc. 3.625%, 5/1/29 144A	725,000	626
Fair Isaac Corp. 4.000%, 6/15/28 144A	625,000	580
Helios Software Holdings, Inc. 4.625%, 5/1/28 144A	1,800,000	1,463
Minerva Merger Sub, Inc. 6.500%, 2/15/30 144A	6,025,000	4,885
NCR Corp.
5.000%, 10/1/28 144A	875,000	769
5.125%, 4/15/29 144A	1,475,000	1,276
5.250%, 10/1/30 144A	1,425,000	1,163
5.750%, 9/1/27 144A	1,025,000	1,007
6.125%, 9/1/29 144A	650,000	641
ON Semiconductor Corp. 3.875%, 9/1/28 144A	675,000	607
Open Text Corp.
3.875%, 2/15/28 144A	800,000	714
3.875%, 12/1/29 144A	125,000	105

High Yield Bond Portfolio

Corporate Bonds (95.0%)	Shares/ Par +	Value $ (000’s)
Technology continued
4.125%, 2/15/30 144A	800,000	686
4.125%, 12/1/31 144A	300,000	248
6.900%, 12/1/27 144A	450,000	464
Picard Midco, Inc. 6.500%, 3/31/29 144A	2,800,000	2,477
Rackspace Technology Global, Inc.
3.500%, 2/15/28 144A	1,825,000	949
5.375%, 12/1/28 144A	2,675,000	1,023
Roblox Corp. 3.875%, 5/1/30 144A	1,650,000	1,415
Rocket Software, Inc. 6.500%, 2/15/29 144A	3,675,000	2,894
Science Applications International Corp. 4.875%, 4/1/28 144A	500,000	466
Seagate HDD Cayman 9.625%, 12/1/32 144A	2,302,125	2,580
SS&C Technologies, Inc. 5.500%, 9/30/27 144A	3,600,000	3,493
Synaptics, Inc. 4.000%, 6/15/29 144A	575,000	495
Veritas US, Inc. / Veritas Bermuda, Ltd. 7.500%, 9/1/25 144A	2,250,000	1,694

Total		53,404

Utilities (2.4%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, 5/20/25	300,000	288
5.625%, 5/20/24	425,000	417

Corporate Bonds (95.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
5.750%, 5/20/27	550,000	518
5.875%, 8/20/26	2,525,000	2,416
Calpine Corp.
3.750%, 3/1/31 144A	1,250,000	1,054
4.500%, 2/15/28 144A	1,575,000	1,461
4.625%, 2/1/29 144A	350,000	302
5.000%, 2/1/31 144A	200,000	169
5.125%, 3/15/28 144A	1,075,000	984
5.250%, 6/1/26 144A	299,000	291
NRG Energy, Inc.
3.875%, 2/15/32 144A	2,300,000	1,840
5.250%, 6/15/29 144A	775,000	719
5.750%, 1/15/28	800,000	785
6.625%, 1/15/27	625,000	624
Solaris Midstream Holdings LLC 7.625%, 4/1/26 144A	650,000	625
TransAlta Corp. 7.750%, 11/15/29	350,000	368
Vistra Operations Co. LLC
5.000%, 7/31/27 144A	1,100,000	1,040
5.500%, 9/1/26 144A	1,400,000	1,359
5.625%, 2/15/27 144A	1,925,000	1,868

Total		17,128

Total Corporate Bonds (Cost: $767,652)		677,141

Total Investments (95.4%) (Cost: $769,541)@		679,850

Other Assets, Less Liabilities (4.6%)		32,447

Net Assets (100.0%)		712,297

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023 the value of these securities (in thousands) was $562,586 representing 79.0% of the net assets.

f	Defaulted Security
Þ	PIK - Payment In Kind. PIK rate of Ardonagh Midco 2 PLC 12.75%.
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $769,541 and the net unrealized depreciation of investments based on that cost was $89,691 which is comprised of $4,256 aggregate gross unrealized appreciation and $93,947 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

High Yield Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Energy	$—	$—	$2,322
All Others	387	—	—
Corporate Bonds
Communications	—	108,165	17
Energy	—	93,444	—
All Others	—	475,515	—

Total Assets:	$387	$677,124	$2,339

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2023.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

1